Stock-Based Compensation - Summary of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands		9 Months Ended	12 Months Ended
		Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares , Beginning balance		33,354,871
Number of shares, Granted		1,664,251
Number of shares, Exercised		(4,225,189)
Number of shares, Forfeited		(1,594,820)
Number of shares, Ending balance		29,199,113	33,354,871
Number of shares, Exercisable		29,129,682
Weighted average exercise price per share, Beginning balance		$ 0.02
Weighted average exercise price per share, Granted		0.50
Weighted-average exercise price per share, Exercised		0.01
Weighted-average exercise price per share, Forfeited		0.02
Weighted average exercise price per share, Ending balance		0.04	$ 0.02
Weighted-average exercise price per share, Exercisable		$ 0.02
Weighted-average remaining contractual term, Outstanding		2 years 5 months 4 days	3 years 2 months 12 days
Weighted-average remaining contractual term, Exercisable		2 years 4 months 28 days
Aggregate intrinsic value, Outstanding	[1]	$ 337,104	$ 386,017
Aggregate intrinsic value, Exercisable	[1]	$ 337,092
2008 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares , Beginning balance		33,354,871	35,276,812
Number of shares, Exercised			(1,921,941)
Number of shares, Ending balance			33,354,871	35,276,812
Number of shares, Exercisable			33,354,871
Weighted average exercise price per share, Beginning balance		$ 0.02	$ 0.02
Weighted-average exercise price per share, Exercised			0.02
Weighted average exercise price per share, Ending balance			0.02	$ 0.02
Weighted-average exercise price per share, Exercisable			$ 0.02
Weighted-average remaining contractual term, Outstanding			3 years 2 months 12 days	4 years 2 months 12 days
Weighted-average remaining contractual life, Exercisable			3 years 2 months 12 days
Aggregate intrinsic value, Outstanding			$ 131,370	$ 79,915
Aggregate intrinsic value, Exercisable			$ 131,370

[1]	The aggregate intrinsic value of stock options is calculated as the difference between the exercise price of the underlying stock options and the estimated fair value of the common stock for those stock options that had exercise prices lower than the estimated fair value of the common stock as of September 30, 2021 and December 31, 2020.